General Information and Summary of Significant Accounting Policies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010 Year	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2010 Customer relationship intangibles Year	Dec. 31, 2010 Korea Securities Finance Corporation Deposit Year	Dec. 31, 2010 Core deposit of Shinhan Bank Year	Dec. 31, 2010 Credit Card Relationship Intangibles Year
Finite-Lived Intangible Assets [Line Items]
Consolidation of Subsidiaries, policy	The Group consolidates subsidiaries in which it holds, directly or indirectly, more than 50% of the voting rights or where it exercises control.
Equity method investment, policy	The Group accounts for investments in companies in which it owns voting or economic interest of 20% to 50% and for which it has significant influence over operating and financing decisions using the equity method of accounting and the pro rata share of their income (loss) is included in other noninterest income (expense). Investments in joint ventures, where the Group does not have unilateral control, are also accounted for using the equity method of accounting.
Cost method investment, policy	Investments in companies where the Group owns less than 20% and does not have the ability to exercise significant influence over operating and financing decisions are accounted for using the cost method of accounting. Income from these investments is recognized when dividends are received.
Finite-lived intangibles estimated useful lives, Minimum	1
Finite-lived intangibles estimated useful lives, Maximum	18
Exchange Rate	Korean Won amounts are expressed in US dollars at the rate of (Won)1130.60 US$1, the United States Federal Reserve Bank of New York noon buying exchange rate in effect on December 31, 2010.
Estimated weighted-average life of finite-lived intangibles				3	3	9	6
Separate account assets, other assets		1,351,595	1,090,887
Separate account liabilities, accrued expenses and other liabilities		1,351,595	1,090,887
Separate account assets and liabilities are included in other assets and accrued expenses and other liabilities		1,351,595	1,090,887